Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2022 USD ($) shares
Common stock issued in plan of merger	2,800,000
Common Stock 1 [Member]
Shares issued	1,003,012
Payments of stock issuance costs | $	$ 138,256
Number of units issued	1,001,242
Unit issuance costs | $	$ 62,155
Common Stock 2 [Member]
Shares issued	196,400
Payments of stock issuance costs | $	$ 7,565
Common Stock 3 [Member]
Shares issued	178,100
Payments of stock issuance costs | $	$ 70
Common Stock 4 [Member]
Shares issued	162,600
Payments of stock issuance costs | $	$ 4,547